                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06292
                 ----------------------------------------------

                              UBS Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS U.S. ALLOCATION FUND
SEMIANNUAL REPORT
FEBRUARY 28, 2005

UBS U.S. ALLOCATION FUND

April 15, 2005

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS U.S. Allocation Fund ("the Fund") for the six months ended February 28, 2005.

PERFORMANCE

For the six months ended February 28, 2005, the Fund's Class A shares returned 8.63% (2.66% after the deduction of the maximum sales charge). Over the same time frame, the US Allocation Fund Index* returned 8.04%. (For returns over various time periods, please refer to "Performance at a Glance" on page 5. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares).

AN INTERVIEW WITH PORTFOLIO MANAGER BRIAN D. SINGER

Q. IT HAS BEEN A YEAR SINCE THE FUND CHANGED ITS STRATEGY. WOULD YOU RECAP THE REASONS FOR THE CHANGES AND THE IMPACT ON THE FUND?

A. We now actively manage the Fund, strategically allocating and rebalancing Fund assets between stocks and bonds, instead of using the quantitative Tactical Allocation Model, which was the driving force behind the Fund prior to these changes. Additionally, a team of portfolio managers and analysts, led by one individual, now oversees the Fund, which is more in line with UBS Global Asset Management's approach to investment management. These changes have allowed us to better leverage the experience of our management team and the extensive research it produces, as well as our time-tested, proprietary risk management systems. The Fund's shareholders have benefited from our disciplined application of the price to intrinsic value approach to determining valuations and return expectations for various asset classes, sectors, and securities, as the Fund's Class A shares have outperformed the US Allocation Fund Index by 0.59% during the past six months.

* An unmanaged index compiled by the Advisor, constructed as follows: 65% Russell 3000 Index (representing all capitalization stocks), 30% Lehman Brothers US Aggregate Bond Index (representing US investment grade fixed income securities) and 5% Merrill Lynch High Yield Cash Pay Index (representing US high yield securities).

[SIDENOTE]

UBS U.S. ALLOCATION FUND

INVESTMENT GOAL:

Total return, consisting of long-term capital appreciation and current income.

PORTFOLIO MANAGER:

Portfolio Management Team, led by Brian D. Singer

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Class A--May 10, 1993
Class B--January 30, 1996
Class C--July 22, 1992
Class Y--May 10, 1993

DIVIDEND PAYMENTS:

Annually, if any.

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE SIX-MONTH PERIOD?

A. The US economy faced several headwinds during the reporting period, including sharply rising oil prices, higher short-term interest rates, a mixed job market, and uncertainty surrounding both the US presidential election and geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. Following a 3.3% gain in the second quarter of 2004, gross domestic product (GDP) was a robust 4.0% in the third quarter. Fourth quarter GDP was 3.8%, another solid gain.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. Given the strength of the economy, it became increasingly clear that the Fed's accommodative monetary policy would change, and it would begin to raise interest rates in an attempt to ward off a potential increase in inflation. As expected, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% at the end of June 2004. This was the first rate hike in four years.

   The Fed again raised rates in August, September, November and December 2004, and February 2005, bringing the fed funds rate to 2.50%. Coinciding with the February rate hike, the Fed stated: "With underlying inflation expected to be relatively low, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured. Nonetheless, the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability." The market interpreted this statement to mean that the Fed would continue to raise rates in 25-basis-point increments, while still leaving the door open for more or less aggressive rate hikes, if deemed appropriate. The Fed did indeed continue to raise rates after the period closed, bringing the rate to 2.75% at their March 22 meeting.

Q. HOW DID YOU ALLOCATE THE FUND'S PORTFOLIO OVER THE REPORTING PERIOD?

A. As the reporting period began on September 1, 2004, the Fund's portfolio was composed of 71.0% stocks invested across small, mid and large capitalization companies; 26.3% investment grade bonds; and 2.0% high yield bonds. Our overweight position in stocks versus the 65% stock position of the US Allocation Fund Index was due to the fact that equities were trading below our estimate of fair value. In contrast, based on our analysis, both investment grade and high yield bonds appeared overvalued.

   After trading in a fairly narrow range early in the period, the stock market rallied sharply from late October through the end of December 2004. Equity returns were then relatively flat during the first two months of 2005. At the end of the period, 70% of the Fund's net assets was held in stocks. The Fund's continued stock overweight versus the US Allocation Fund Index reflected our belief that stocks offered attractive opportunities, based on current prices relative to our estimates of fair value, in a favorable economic environment.

   At the same time, we continued to believe that investment grade and high yield bonds were overvalued. Therefore, we maintained underweight positions in both asset classes during the period versus the US Allocation Fund Index. As of February 28, 2005, 27% of the portfolio's net assets was held in investment grade securities and 2% in high yield bonds.

Q. WHICH AREAS OF THE STOCK AND BOND MARKETS DID YOU FIND MOST ATTRACTIVE?

A. As always, we utilized our bottom-up investment process that calls for investing in stocks that are trading below our estimate of their fair values. That said, overweights--which are a result of our stock selection process--included healthcare and electric utilities, as our team of analysts found pockets of value within those sectors. Conversely, the Fund had underweight positions in the technology hardware, consumer staples and energy sectors.

   Within investment grade fixed income, we maintained a defensive duration posture for most of the period, before gradually raising duration, a means of measuring interest rate sensitivity, to a neutral position. Toward the end of the reporting period, we lowered the Fund's duration, due to our belief that investment grade yields had moved below our fair value estimate. Within the high yield sector, we felt that the riskiest portions of the asset class were the most overvalued. From a bottom-up perspective, we favored cyclical sectors that are tied to the economy, such as chemicals, paper and printing. In addition, we emphasized B-rated securities versus their BB-rated counterparts, as the latter is typically more sensitive to rising interest rates.

   Going forward, we will continue to seek compelling opportunities that we believe have the potential to generate superior risk-adjusted returns over the long term.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,** please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas
Joseph A. Varnas
PRESIDENT
UBS U.S. Allocation Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ Brian D. Singer
Brian D. Singer
PORTFOLIO MANAGER
UBS U.S. Allocation Fund
GROUP MANAGEMENT BOARD
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended February 28, 2005. The views and opinions in the letter were current as of April 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual stocks, sectors and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.


** Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses can be obtained from your financial advisor, by calling UBS funds at 800-647 1568 or, for most of our funds, by visiting our website at www.ubs.com/globalam-us.

   Past performance is no guarantee of future results; for the most recent performance, visit our public website.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 2/28/05

                                                                                        SINCE
                                           6 MONTHS    1 YEAR   5 YEARS    10 YEARS   INCEPTION^
------------------------------------------------------------------------------------------------
Before Deducting            Class A*         8.63%      7.87%    -0.65%     11.24%      10.49%
Maximum Sales Charge        Class B**        8.20       7.05     -1.41        N/A        8.63
                            Class C***       8.21       7.07     -1.39      10.40        9.72
                            Class Y****      8.82       8.28     -0.32      11.56       10.82

After Deducting             Class A*         2.66       1.95     -1.76      10.61        9.96
Maximum Sales Charge        Class B**        3.20       2.05     -1.76        N/A        8.63
                            Class C***       7.21       6.07     -1.39      10.40        9.72

S&P 500 Index                                9.99       6.98     -0.98      11.32       11.01

US Allocation
  Fund Index*****                            8.04       6.30     -1.11      11.25       10.97

Lipper Flexible Portfolio
  Funds median******                         8.69       6.12      1.32       8.91        7.76

For most recent quarter-end performance, please refer to the "Average Annual Total Return" table on page 6.

^ Since inception returns are calculated as of the commencement of issuance on May 10, 1993 for Class A and Y shares, January 30, 1996 for Class B shares and July 22, 1992 for Class C shares. The since inception return for the S&P 500 Index is shown as of July 22, 1992, which is the inception date of the oldest share class (Class C). The since inception return for US Allocation Fund Index is shown as of July 31, 1992, which is the inception month-end of the oldest share class (Class C). The since inception return for the Lipper median is shown as of July 23, 1992, which is the closest available date to the inception of the oldest share class (Class C).
* Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.
**** The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.
       The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment.
***** An unmanaged index compiled by the Advisor, constructed as follows: 65% Russell 3000 Index, 30% Lehman Brothers U.S. Aggregate Bond Index, 5% Merrill Lynch High Yield Cash Pay Index.
****** Lipper peer group data calculated by Lipper Inc; used with permission.
       The Lipper median is the return of the fund that places in the middle of a Lipper peer group.

Past performance does not predict future performance and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions. Total returns for periods of less than one year have not been annualized.

PERFORMANCE RESULTS (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS(1)

                                                % RETURN WITHOUT DEDUCTING                      % RETURN AFTER DEDUCTING
                                                   MAXIMUM SALES CHARGE                           MAXIMUM SALES CHARGE
                                      ---------------------------------------------------   ----------------------------------
                                                            CLASS                                         CLASS
------------------------------------------------------------------------------------------------------------------------------
                                            A*           B**          C***        Y****         A*           B**         C***
------------------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/05                7.92%        7.06%        7.07%        8.28%        1.99%        2.06%        6.07%
Five Years Ended 03/31/05                  -1.75        -2.51        -2.49        -1.43        -2.86        -2.86        -2.49
Ten Years Ended 03/31/05                   10.84          N/A        10.01        11.17        10.22          N/A        10.01
Commencement of Operations
  Through 03/31/05+                        10.35         8.47         9.59        10.67         9.82         8.47         9.59

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
* Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.
*** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.
**** The Fund offers Class Y shares to a limited group of eligible investors.
     Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.
+ Commencement of issuance for each class of shares is as follows: May 10, 1993, January 30, 1996, July 22, 1992 and May 10, 1993 for Class A, Class B, Class C and Class Y shares, respectively.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including sales charges (loads) and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 and ending February 28, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    BEGINNING             ENDING           EXPENSES PAID
                                  ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                SEPTEMBER 1, 2004   FEBRUARY 28, 2005   09/01/04 - 02/28/05
-------------------------------------------------------------------------------------------
Class A   Actual                   $ 1,000.00          $ 1,086.30            $   4.71
          Hypothetical
          (5% annual return
          before expenses)           1,000.00            1,020.28                4.56

Class B   Actual                     1,000.00            1,082.00                8.83
          Hypothetical
          (5% annual return
          before expenses)           1,000.00            1,016.31                8.55

Class C   Actual                     1,000.00            1,082.10                8.52
          Hypothetical
          (5% annual return
          before expenses)           1,000.00            1,016.61                8.25

Class Y   Actual                     1,000.00            1,088.20                2.85
          Hypothetical
          (5% annual return
          before expenses)           1,000.00            1,022.07                2.76

*    Expenses are equal to the Fund's annualized net expense ratios: Class A:
     0.91%, Class B: 1.71%, Class C: 1.65%, Class Y: 0.55%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS         2/28/05                          8/31/04                       2/29/04
----------------------------------------------------------------------------------------------
Net Assets (bln)        $  1.2                          $  1.3                         $  1.6
---------------------------------------------------------------------------------------------
Number of Securities       499                             509                            386
=============================================================================================

PORTFOLIO
COMPOSITION*            2/28/05                          8/31/04                       2/29/04
----------------------------------------------------------------------------------------------
Stocks                    69.7%                           71.0%                          62.9%
Bonds                     29.0                            28.3                           33.0
Cash Equivalents and
   Other Assets Less
   Liabilities             1.3                             0.7                            4.1
---------------------------------------------------------------------------------------------
TOTAL                    100.0%                          100.0%                         100.0%
=============================================================================================

TOP FIVE EQUITY
SECTORS*                2/28/05                          8/31/04                       2/29/04
----------------------------------------------------------------------------------------------
Financials                17.3%                           17.3%                          15.2%
Health Care               13.3                            13.6                           12.0
Consumer Discretionary    10.6                            10.0                            8.6
Industrials                7.6                             9.9                            9.3
Information Technology     6.6                             5.5                            4.4
---------------------------------------------------------------------------------------------
TOTAL                     55.4%                           56.3%                          49.5%
=============================================================================================

TOP TEN EQUITY
SECURITIES*              2/28/05                         8/31/04                       2/29/04
----------------------------------------------------------------------------------------------
Citigroup                  3.1%    Citigroup               3.0%    Citigroup              2.5%
                                   Nextel                          Nextel
Johnson & Johnson          2.6      Communications         2.4      Communications        2.4
Exxon Mobil                2.2     Wells Fargo             2.3     Wells Fargo            2.0
Nextel Communications      2.1     Microsoft               2.0     Allergan               1.7
                                   UnitedHealth
Wells Fargo                2.1      Group                  1.9     Microsoft              1.7
                                                                   Burlington
Morgan Stanley             2.0     Allergan                1.8      Northern Santa Fe     1.6
                                   Burlington
UnitedHealth Group         1.8      Northern Santa Fe      1.8     UnitedHealth Group     1.6
Allergan                   1.7     Exxon Mobil             1.8     J.P. Morgan Chase      1.5
Microsoft                  1.7     Johnson & Johnson       1.8     Wyeth                  1.5
Burlington                         Federal Home Loan
 Northern Santa Fe         1.6      Mortgage Corp.         1.8     Johnson & Johnson      1.5
---------------------------------------------------------------------------------------------
TOTAL                     20.9%                           20.6%                          18.0%
=============================================================================================

*    Weightings represent percentages of net assets as of the periods indicated.

FIXED INCOME SECTOR
ALLOCATION*             2/28/05                          8/31/04                       2/29/04
----------------------------------------------------------------------------------------------
Mortgage & Agency
   Debt Securities        12.2%                           13.0%                           9.2%
Corporate Bonds            7.3                             7.3                           10.8
U.S. Government
   Obligations             4.6                             3.2                           12.2
Commercial
   Mortgage-Backed
   Securities              2.9                             2.9                            0.3
Asset-Backed
   Securities              1.9                             1.6                            0.3
International
   Government
   Obligations             0.1                             0.3                            0.2
---------------------------------------------------------------------------------------------
TOTAL                     29.0%                           28.3%                          33.0%
=============================================================================================

TOP TEN FIXED INCOME
SECURITIES*             2/28/05                          8/31/04                        2/29/04
----------------------------------------------------------------------------------------------
U.S. Treasury Notes,               GNMA                            U.S. Treasury Notes,
   4.000%                            Certificates II,                1.875%
   due 02/15/14            1.1%      6.000% due 02/20/34   1.0%      due 11/30/05         5.4%
U.S. Treasury Notes,               FNMA                            U.S. Treasury Notes,
   2.875%                            Certificates,                   3.125%
   due 11/30/06            1.0       5.500% due 11/01/17   0.9       due 09/15/08         3.2
GNMA Certificates II,              U.S. Treasury                   U.S. Treasury
   6.000%                            Bonds, 5.375%                   Bonds, 6.250%
   due 02/20/34            0.9       due 02/15/31          0.9       due 05/15/30         2.3
U.S. Treasury Notes,               FNMA REMIC,                     U.S. Treasury Notes,
   2.500%                            4.053%                          4.250%
   due 10/31/06            0.9       due 01/25/43          0.7       due 08/15/13         1.3
FNMA REMIC,                        FNMA Certificates,              FNMA Certificates,
   6.000%                            6.500%                          5.500% due
   due 01/25/32            0.9       due 08/01/29          0.8       11/01/17             0.9
FNMA Certificates,                 FNMA REMIC,                     FNMA Certificates,
   5.500%                            6.000%                          6.500% due
   due 11/01/17            0.9       due 01/25/32          0.8       08/01/29             0.8
U.S. Treasury Bonds,               FHLMC Certificates,             FNMA Certificates,
   8.750%                            5.000%                          2.625%
   due 05/15/17            0.7       due 01/30/14          0.7       due 01/19/07         0.7
FHLMC Certificates,                U.S. Treasury Bonds,            FNMA REMIC,
   3.500%                            6.250%                          6.000%
   due 04/01/08            0.7       due 05/15/30          0.7       due 01/25/32         0.7
FHLMC Certificates,                FNMA Certificates,              GNMA REMIC,
   5.000%                            5.500%                          5.500%
   due 01/30/14            0.7       due 09/01/17          0.7       due 09/20/29         0.7
FNMA Certificates,                 FNMA Certificates,              FNMA REMIC,
   6.500%                            2.625%                          4.310%
   due 08/01/29            0.7       due 01/19/07          0.6       due 01/25/43         0.7
---------------------------------------------------------------------------------------------
TOTAL                      8.5%                            7.8%                          16.7%
=============================================================================================

*  Weightings represent percentages of net assets as of the periods indicated.

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

COMMON STOCKS--69.68%

                                                   NUMBER OF
SECURITY DESCRIPTION                                 SHARES                VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.89%
Esterline
  Technologies Corp.*                                    34,400   $    1,131,072
Lockheed
  Martin Corp.(1)                                       194,600       11,524,212
Northrop
  Grumman Corp.(1)                                      175,700        9,294,530
Triumph Group, Inc.*                                     18,408          684,225
                                                                  --------------
                                                                      22,634,039
                                                                  --------------

AIRLINES--0.13%
AMR Corp.(1)*                                            43,500          369,315
Mesa Air Group, Inc.(1)*                                 65,600          489,376
Pinnacle
  Airlines Corp.(1)*                                     65,100          682,899
                                                                  --------------
                                                                       1,541,590
                                                                  --------------

AUTO COMPONENTS--0.86%
American Axle &
  Manufacturing
  Holdings, Inc.(1)                                      23,600          623,512
Johnson Controls, Inc.                                  162,500        9,603,750
                                                                  --------------
                                                                      10,227,262
                                                                  --------------

BANKS--5.09%
Accredited
  Home Lenders
  Holding Co.(1)*                                         9,800          392,196
Boston Private Financial
  Holdings, Inc.(1)                                      30,000          810,000
Colonial BancGroup, Inc.                                 34,300          698,691
Cullen/Frost
  Bankers, Inc.                                          20,500          952,840
Fifth Third Bancorp(1)                                  168,538        7,545,446
First BanCorp.                                           11,800          555,308
Mellon
  Financial Corp.(1)                                    530,900       15,226,212
Ocwen
  Financial Corp.(1)*                                    66,300          531,063
PNC Financial
  Services Group                                        157,400        8,285,536
South Financial
  Group, Inc.(1)                                         21,100          647,770
Trustmark Corp.                                          13,000          357,760
Wells Fargo & Co.                                       417,800       24,808,964
                                                                  --------------
                                                                      60,811,786
                                                                  --------------

BIOTECHNOLOGY--1.01%
Digene Corp.(1)*                                          9,700   $      233,091
Genzyme Corp.(1)*                                       206,500       11,582,585
Seattle Genetics, Inc.*                                  61,200          307,836
                                                                  --------------
                                                                      12,123,512
                                                                  --------------

BUILDING PRODUCTS--1.63%
Apogee Enterprises, Inc.                                 17,600          246,224
Masco Corp.(1)                                          568,800       19,179,936
                                                                  --------------
                                                                      19,426,160
                                                                  --------------

CHEMICALS--0.04%
Lubrizol Corp.                                           11,900          507,297

COMMERCIAL SERVICES & SUPPLIES--0.51%
Equifax, Inc.(1)                                        115,600        3,513,084
John H. Harland Co.                                       6,800          249,560
McGrath Rentcorp                                         34,100        1,470,051
Mobile Mini, Inc.*                                       22,900          852,796
                                                                  --------------
                                                                       6,085,491
                                                                  --------------

COMMUNICATIONS EQUIPMENT--0.30%
Black Box Corp.(1)                                        7,900          307,705
Harris Corp.                                             25,100        1,674,170
Plantronics, Inc.                                        25,000          911,000
Tekelec(1)*                                              39,500          670,710
                                                                  --------------
                                                                       3,563,585
                                                                  --------------

COMPUTERS & PERIPHERALS--0.38%
Hewlett-Packard Co.(1)                                  220,100        4,578,080
                                                                  --------------

CONSTRUCTION MATERIALS--1.04%
Martin Marietta
  Materials, Inc.(1)                                    215,636       12,437,885
                                                                  --------------

DIVERSIFIED FINANCIALS--8.21%
Apollo Investment Corp.                                  70,800        1,164,660
Citigroup, Inc.(1)                                      765,286       36,519,448
Federal Home Loan
  Mortgage Corp.                                        285,700       17,713,400
IndyMac Bancorp, Inc.                                    10,400          374,296
J.P. Morgan Chase & Co.                                 453,100       16,560,805
Jackson Hewitt
  Tax Service, Inc.                                      39,000          810,030
Morgan Stanley                                          430,150       24,290,570
National Financial
  Partners Corp.                                         18,800          742,600
                                                                  --------------
                                                                      98,175,809
                                                                  --------------

                                                   NUMBER OF
SECURITY DESCRIPTION                                 SHARES                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES--0.50%
SBC Communications,
  Inc.                                                  249,900   $    6,010,095
                                                                  --------------

ELECTRIC UTILITIES--3.49%
ALLETE, Inc.(1)                                           9,666          383,547
American Electric
  Power Co., Inc.(1)                                    211,800        7,074,120
Exelon Corp.(1)                                         406,800       18,452,448
FirstEnergy Corp.(1)                                    285,091       11,757,153
NGP Capital
  Resources Co.*                                         23,800          366,520
Pepco Holdings, Inc.                                    165,500        3,647,620
                                                                  --------------
                                                                      41,681,408
                                                                  --------------

ELECTRICAL EQUIPMENT--0.05%
Ultralife Batteries, Inc.*                               35,700          602,616
                                                                  --------------

ELECTRONIC EQUIPMENT &
   INSTRUMENTS--1.05%
Methode
  Electronics, Inc.                                      37,500          419,625
Mettler-Toledo
  International, Inc.(1)*                               178,100        9,350,250
Newport Corp.*                                           52,000          732,680
Park Electrochemical
  Corp.                                                  30,700          610,930
Regal-Beloit Corp.(1)                                    47,400        1,461,816
                                                                  --------------
                                                                      12,575,301
                                                                  --------------

ENERGY EQUIPMENT & SERVICES--0.17%
Oceaneering
  International, Inc.*                                   31,000        1,236,900
Offshore Logistics, Inc.*                                22,600          743,766
                                                                  --------------
                                                                       1,980,666
                                                                  --------------

FOOD & DRUG RETAILING--1.72%
Albertson's, Inc.(1)                                    434,800        9,735,172
Kroger Co.(1)*                                          601,300       10,817,387
                                                                  --------------
                                                                      20,552,559
                                                                  --------------

FOOD PRODUCTS--0.05%
Hain Celestial
  Group, Inc.*                                           32,600          608,642
                                                                  --------------

GAS UTILITIES--1.05%
NiSource, Inc.                                          198,000   $    4,482,720
Sempra Energy(1)                                        200,900        8,036,000
                                                                  --------------
                                                                      12,518,720
                                                                  --------------

HEALTH CARE EQUIPMENT &
   SUPPLIES--0.68%
Candela Corp.*                                           73,600          710,240
Cooper Cos., Inc.(1)                                      3,322          273,567
Haemonetics Corp.*                                        9,500          394,060
Medtronic, Inc.                                         108,800        5,670,656
Mentor Corp.(1)                                          17,600          609,312
Zoll Medical Corp.*                                      16,300          493,238
                                                                  --------------
                                                                       8,151,073
                                                                  --------------

HEALTH CARE PROVIDERS &
   SERVICES--2.98%
LifePoint Hospitals, Inc.*                               17,700          708,885
Molina Healthcare, Inc.*                                 15,200          682,176
RehabCare Group, Inc.*                                   15,900          456,330
Renal Care Group, Inc.*                                  41,150        1,621,310
UnitedHealth
  Group, Inc.                                           239,200       21,805,472
WellPoint, Inc.*                                         84,800       10,350,688
                                                                  --------------
                                                                      35,624,861
                                                                  --------------

HOTELS, RESTAURANTS & LEISURE--0.04%
CBRL Group, Inc.(1)                                      11,200          479,472
                                                                  --------------

HOUSEHOLD DURABLES--0.28%
Department 56, Inc.*                                     57,000          941,640
Furniture Brands
  International, Inc.(1)                                 29,600          687,608
Ryland Group, Inc.(1)                                    14,800        1,029,340
Snap-On, Inc.                                            20,000          662,000
                                                                  --------------
                                                                       3,320,588
                                                                  --------------

HOUSEHOLD PRODUCTS--0.92%
Kimberly Clark Corp.(1)                                 166,900       11,012,062
                                                                  --------------

INSURANCE--2.90%
AFLAC, Inc.                                             159,800        6,125,134
Allstate Corp.(1)                                       162,500        8,723,000
AmerUs Group Co.                                         21,300        1,025,169
Hartford Financial
  Services Group, Inc.(1)                               114,500        8,238,275

                                                   NUMBER OF
SECURITY DESCRIPTION                                 SHARES                VALUE
--------------------------------------------------------------------------------
INSURANCE--(CONCLUDED)
Selective Insurance
  Group, Inc.(1)                                         16,000   $      736,160
Willis Group
  Holdings Ltd.(1)                                      248,400        9,824,220
                                                                  --------------
                                                                      34,671,958
                                                                  --------------

INTERNET SOFTWARE & SERVICES--0.82%
IAC/InterActiveCorp(1)*                                 408,500        9,191,250
Tumbleweed
  Communications
  Corp.*                                                224,200          582,920
                                                                  --------------
                                                                       9,774,170
                                                                  --------------

IT CONSULTING & SERVICES--0.06%
BearingPoint, Inc.*                                      68,100          535,266
Computer Task
  Group, Inc.*                                           53,100          190,629
                                                                  --------------
                                                                         725,895
                                                                  --------------

MACHINERY--1.66%
Gardner Denver, Inc.*                                    26,700        1,097,637
Illinois Tool
  Works, Inc.(1)                                        198,300       17,797,425
Nordson Corp.                                            25,200        1,007,748
                                                                  --------------
                                                                      19,902,810
                                                                  --------------

MEDIA--6.16%
ADVO, Inc.                                               16,800          616,056
Clear Channel
  Communications,
  Inc.(1)                                               168,800        5,617,664
Dex Media, Inc.(1)                                      193,700        4,404,738
Dolby Laboratories,
  Inc., Class A*                                          4,900          113,092
Omnicom Group,
  Inc.(1)                                               194,600       17,722,222
Radio One, Inc.,
  Class D*                                               49,600          678,032
Saga Communications,
  Inc., Class A*                                         37,500          601,125
Sinclair Broadcast
  Group, Inc., Class A                                   49,100          378,070
Time Warner, Inc.(1)*                                   779,200       13,425,616
Tribune Co.(1)                                          186,800        7,608,364
Univision
  Communications,
  Inc., Class A*                                        238,400   $    6,291,376
Viacom, Inc., Class B                                   463,000       16,158,700
                                                                  --------------
                                                                      73,615,055
                                                                  --------------

METALS & MINING--0.02%
Quanex Corp.                                              3,300          194,205
                                                                  --------------

MULTI-LINE RETAIL--2.04%
Costco
  Wholesale Corp.(1)                                    370,100       17,242,959
Kohl's Corp.*                                           149,000        7,132,630
                                                                  --------------
                                                                      24,375,589
                                                                  --------------

OIL & GAS--3.21%
Cimarex Energy Co.*                                      10,200          414,834
Equitable
  Resources, Inc.                                        18,800        1,115,780
Exxon Mobil Corp.                                       419,200       26,539,552
Marathon Oil Corp.                                      218,100       10,324,854
                                                                  --------------
                                                                      38,395,020
                                                                  --------------

PERSONAL PRODUCTS--0.06%
Nu Skin
  Enterprises, Inc.(1)                                   32,900          734,657
                                                                  --------------

PHARMACEUTICALS--9.50%
Alkermes, Inc.*                                          29,400          343,392
Allergan, Inc.(1)                                       268,000       20,148,240
Bristol-Myers
  Squibb Co.                                            266,300        6,665,489
Cephalon, Inc.(1)*                                      133,200        6,536,124
DOV Pharmaceutical,
  Inc.(1)*                                               10,200          153,204
Johnson & Johnson                                       470,664       30,875,558
K-V Pharmaceutical
  Co., Class A(1)*                                       25,500          554,880
Ligand Pharmaceuticals,
  Inc.(1)*                                               36,600          358,680
Medco Health
  Solutions, Inc.(1)*                                   188,700        8,382,054
Mylan
  Laboratories, Inc.(1)                                 627,950       11,051,920
Pfizer, Inc.                                            343,000        9,017,470

                                                   NUMBER OF
SECURITY DESCRIPTION                                 SHARES                VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--(CONCLUDED)
Trimeris, Inc.(1)*                                       17,300   $      221,094
Vicuron Pharmaceuticals,
  Inc.(1)*                                               13,800          239,430
Wyeth(1)                                                464,900       18,977,218
                                                                  --------------
                                                                     113,524,753
                                                                  --------------

REAL ESTATE--0.21%
Kilroy Realty Corp.                                      12,900          544,509
Parkway Properties, Inc.                                 14,900          700,747
Saxon Capital, Inc.(1)                                   26,000          466,960
Thornburg Mortgage,
  Inc.(1)                                                29,800          854,366
                                                                  --------------
                                                                       2,566,582
                                                                  --------------

ROAD & RAIL--1.74%
Burlington Northern
  Santa Fe, Inc.(1)                                     383,900       19,298,653
Genesee & Wyoming,
  Inc., Class A*                                          1,700           40,987
Landstar System, Inc.*                                   20,700          726,156
Yellow Roadway
  Corp.(1)*                                              11,900          687,225
                                                                  --------------
                                                                      20,753,021
                                                                  --------------

SEMICONDUCTOR EQUIPMENT &
   PRODUCTS--1.16%
Applied Materials, Inc.*                                434,600        7,605,500
Integrated Silicon
  Solution, Inc.(1)*                                     27,000          172,260
Xilinx, Inc.(1)                                         200,300        6,049,060
                                                                  --------------
                                                                      13,826,820
                                                                  --------------

SOFTWARE--2.75%
Mentor Graphics
  Corp.*                                                 50,000   $      689,000
Microsoft Corp.                                         799,100       20,121,338
Oracle Corp.*                                           882,700       11,395,657
Reynolds & Reynolds
  Co., Class A                                           22,300          617,041
                                                                  --------------
                                                                      32,823,036
                                                                  --------------

SPECIALTY RETAIL--1.19%
Advance Auto Parts,
  Inc.*                                                  83,600        4,211,768
Linens `n Things, Inc.*                                  18,000          484,020
Movado Group, Inc.                                       27,156          505,645
Office Depot, Inc.*                                     106,400        2,048,200
Party City Corp.*                                        60,000          747,000
Rent-A-Center, Inc.*                                     24,000          622,800
School Specialty, Inc.*                                  13,100          493,870
Sports
  Authority, Inc.(1)*                                    32,700          800,823
TJX Cos., Inc.(1)                                       176,800        4,317,456
                                                                  --------------
                                                                      14,231,582
                                                                  --------------

TEXTILES & APPAREL--0.02%
Kellwood Co.                                             10,200          292,434
                                                                  --------------

WIRELESS TELECOMMUNICATION
   SERVICES--2.11%
Nextel Communications,
  Inc., Class A*                                        857,700       25,242,111
                                                                  --------------
Total Common Stocks
  (cost--$766,528,928)                                               832,880,257
                                                                  --------------

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.60%

$      6,445   U.S. Treasury Bonds(1)                     05/15/17      8.750%  $     8,962,829
       2,855   U.S. Treasury Bonds                        08/15/23      6.250         3,364,440
       2,190   U.S. Treasury Bonds                        02/15/31      5.375         2,407,973
       4,715   U.S. Treasury Notes(1)                     09/30/06      2.500         4,642,988
      10,355   U.S. Treasury Notes                        10/31/06      2.500        10,186,328
      11,900   U.S. Treasury Notes                        11/30/06      2.875        11,767,517
         145   U.S. Treasury Notes                        09/15/09      3.375           141,364
      13,815   U.S. Treasury Notes(1)                     02/15/14      4.000        13,469,086
                                                                                ---------------
Total U.S. Government Obligations (cost--$55,234,524)                                54,942,525
                                                                                ---------------

MORTGAGE & AGENCY DEBT SECURITIES--12.19%

       3,700   Countrywide Alternative Loan Trust,
                Series 2005-J2, Class 2A1                 04/25/35      7.500         3,924,313
           8   Federal Home Loan Mortgage
                Corporation Certificates                  11/01/07      5.000             8,637
       9,035   Federal Home Loan Mortgage
                Corporation Certificates                  04/01/08      3.500         8,889,762
       5,000   Federal Home Loan Mortgage
                Corporation Certificates                  01/12/09      3.875         4,927,545
       2,115   Federal Home Loan Mortgage
                Corporation Certificates                  07/15/12      5.125         2,195,863
       8,910   Federal Home Loan Mortgage
                Corporation Certificates                  01/30/14      5.000         8,882,139
          28   Federal Home Loan Mortgage
                Corporation Certificates                  09/01/17      5.500            28,967
          48   Federal Home Loan Mortgage
                Corporation Certificates                  12/01/17      6.000            50,251
          51   Federal Home Loan Mortgage
                Corporation Certificates                  01/01/18      5.500            52,179
          45   Federal Home Loan Mortgage
                Corporation Certificates                  04/01/18      5.500            45,675
       2,509   Federal Home Loan Mortgage
                Corporation Certificates                  08/01/28      6.500         2,616,922
          38   Federal Home Loan Mortgage
                Corporation Certificates                  02/01/29      6.500            39,198
          34   Federal Home Loan Mortgage
                Corporation Certificates                  04/01/29      6.500            34,979
          14   Federal Home Loan Mortgage
                Corporation Certificates                  10/01/29      6.000            14,666

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
MORTGAGE & AGENCY DEBT SECURITIES--(CONTINUED)

$         11   Federal Home Loan Mortgage
                Corporation Certificates                  03/01/32      6.000%  $        11,416
          72   Federal Home Loan Mortgage
                Corporation Certificates                  11/01/32      6.500            75,372
          88   Federal Home Loan Mortgage
                Corporation Certificates                  10/01/33      6.000            90,228
       3,116   Federal Home Loan Mortgage
                Corporation Certificates                  02/01/34      6.000         3,202,163
       2,940   Federal National Mortgage
                Association Certificates                  06/15/06      5.250         3,002,284
       1,490   Federal National Mortgage
                Association Certificates                  05/15/08      6.000         1,577,257
       2,550   Federal National Mortgage
                Association Certificates                  02/01/11      6.250         2,755,635
       3,172   Federal National Mortgage
                Association Certificates                  02/01/14      6.000         3,306,777
         108   Federal National Mortgage
                Association Certificates                  03/01/17      6.500           113,719
          22   Federal National Mortgage
                Association Certificates                  07/01/17      6.000            22,516
       7,270   Federal National Mortgage
                Association Certificates                  09/01/17      5.500         7,468,071
       9,990   Federal National Mortgage
                Association Certificates                  11/01/17      5.500        10,255,658
       5,234   Federal National Mortgage
                Association Certificates                  02/01/19      5.000         5,281,127
           6   Federal National Mortgage
                Association Certificates                  06/01/23      6.000             6,295
          23   Federal National Mortgage
                Association Certificates                  03/01/29      6.000            23,575
          59   Federal National Mortgage
                Association Certificates                  04/01/29      6.500            61,966
       7,656   Federal National Mortgage
                Association Certificates                  08/01/29      6.500         7,983,180
          24   Federal National Mortgage
                Association Certificates                  05/01/30      6.500            25,073
       4,219   Federal National Mortgage
                Association Certificates                  07/01/30      6.500         4,399,467
       5,307   Federal National Mortgage
                Association Certificates                  11/01/30      6.500         5,537,207

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
MORTGAGE & AGENCY DEBT SECURITIES--(CONTINUED)

$         21   Federal National Mortgage
                Association Certificates                  05/01/31      7.500%  $        22,117
          26   Federal National Mortgage
                Association Certificates                  11/01/31      6.500            27,456
       3,013   Federal National Mortgage
                Association Certificates                  08/01/32      7.000         3,177,222
          46   Federal National Mortgage
                Association Certificates                  02/01/33      7.500            49,630
          22   Federal National Mortgage
                Association Certificates                  06/01/33      6.000            22,856
          98   Federal National Mortgage
                Association Certificates                  10/01/33      6.000           100,892
       3,797   Federal National Mortgage
                Association Certificates                  03/01/34      5.000         3,751,931
       3,430   Federal National Mortgage
                Association Certificates                    TBA         5.500         3,512,533
          84   FHLMC REMIC, Series 2148,
                Class ZA                                  04/15/29      6.000            85,315
          58   FHLMC REMIC, Series 2426,
                Class GH                                  08/15/30      6.000            59,082
       1,835   FHLMC REMIC, Series 2430,
                Class UC                                  09/15/16      6.000         1,879,724
          90   FHLMC REMIC, Series 2532,
                Class PD                                  06/15/26      5.500            92,217
       4,321   FHLMC REMIC, Series T-42,
                Class A5                                  02/25/42      7.500         4,640,017
       2,860   First Horizon Mortgage Pass-Through
                Trust, Series 2004-FL1, Class 1A1         02/25/35      2.920@@       2,854,120
      10,000   FNMA REMIC, Series 2002-53,
                Class PD                                  01/25/32      6.000        10,250,793
       7,417   FNMA REMIC, Series 2004-W1,
                Class 3A                                  01/25/43      4.033@@       7,728,900
          17   Government National Mortgage
                Association Certificates                  04/15/26      7.000            17,926
          25   Government National Mortgage
                Association Certificates                  10/15/28      6.500            26,032
       6,097   Government National Mortgage
                Association Certificates                  07/15/29      6.000         6,308,015
          55   Government National Mortgage
                Association Certificates                  04/15/31      6.500            57,457
          11   Government National Mortgage
                Association Certificates II               11/20/28      6.000            11,320
          23   Government National Mortgage
                Association Certificates II               02/20/29      6.000            24,200

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
MORTGAGE & AGENCY DEBT SECURITIES--(CONCLUDED)

$     10,459   Government National Mortgage
                Association Certificates II               02/20/34      6.000%  $    10,800,813
         967   GSMPS Mortgage Loan Trust,
                Series 2001-2, Class A**                  06/19/32      7.500         1,016,694
           1   Impac Secured Assets Common
                Owner Trust, Series 2001-3, Class A2      04/25/31      7.250               910
       1,048   MLCC Mortgage Investors, Inc.,
                Series 2003-D, Class XA1 (2)(4)           08/25/28      1.000@           14,781
       2,244   Structured Adjustable Rate Mortgage
                Loan, Series 2004-3AC, Class A1           03/25/34      4.940         2,221,206
                                                                                ---------------
Total Mortgage & Agency Debt Securities (cost--$146,813,755)                        145,664,241
                                                                                ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES--2.87%

       5,150   Asset Securitization Corp.,
                Series 1995-MD4, Class A3                 08/13/29      7.384         5,545,563
         755   Commercial Mortgage
                Pass-Through Certificates,
                Series 2001-FL5A, Class E**               11/15/13      4.090@@         755,577
         880   Commercial Mortgage
                Pass-Through Certificates,
                Series 2001-FL5A, Class F**               11/15/13      3.343@@         862,978
       1,274   First Union Lehman-Brothers
                Commercial Mortgage,
                Series 1997-C2, Class A3                  11/18/29      6.650         1,341,398
          15   Greenwich Capital Commercial
                Funding Corp.,
                Series 2003-FL1, Class A**                07/05/18      2.910@@          14,814
       1,300   Host Marriott Pool Trust,
                Series 1999-HMTA, Class C**               08/03/15      7.730         1,450,534
         800   Host Marriott Pool Trust,
                Series 1999-HMTA, Class D**               08/03/15      7.970           889,575
         800   Host Marriott Pool Trust,
                Series 1999-HMTA, Class E**               08/03/15      8.070           877,928
       6,250   JP Morgan Commercial
                Mortgage Finance Corp.,
                Series 1998-C6, Class A3                  01/15/30      6.613         6,592,689
          51   JP Morgan Commercial
                Mortgage Finance Corp.,
                Series 1999-C8, Class A1                  07/15/31      7.325            52,200

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES--(CONCLUDED)

$         52   LB Commercial Conduit
                Mortgage Trust,
                Series 1999-C1, Class A1                  06/15/31      6.410%  $        53,430
       2,000   Morgan Stanley Capital I,
                Series 1997-ALIC, Class D                 12/15/07      7.230         2,110,844
          18   Morgan Stanley Dean
                Witter Capital I,
                Series 2000-LIF2, Class A1                10/15/33      6.960            18,965
          31   Nomura Asset Securities Corp.,
                Series 1995-MD3, Class A1B                04/04/27      8.150            31,090
       3,502   Nomura Asset Securities Corp.,
                Series 1996-MD5, Class A4                 04/13/39      8.267@@       3,685,132
       5,375   PNC Mortgage Acceptance Corp.,
                Series 2000-C1, Class A2                  02/15/10      7.610         6,012,155
       4,000   Salomon Brothers Mortgage
                Securities VII,
                Series 2003-CDCA, Class C**               02/15/15      3.140@@       4,026,940
                                                                                ---------------
Total Commercial Mortgage-Backed Securities (cost--$34,801,961)                      34,321,812
                                                                                ---------------

ASSET-BACKED SECURITIES--1.92%

          80   Capital One Multi-Asset Execution
                Trust, Series 2003-A1, Class A1           01/15/09      2.980@@          80,320
          80   Citibank Omni-S Master Trust,
                Series 2001-1, Class A                    02/15/10      2.770@@          79,980
       3,892   Conseco Finance Securitizations Corp.,
                Series 2000-2, Class A4                   12/01/31      8.480         4,033,094
       5,000   Conseco Finance Securitizations Corp.,
                Series 2000-5, Class A5                   02/01/32      7.700         4,932,082
       3,431   Conseco Finance Securitizations Corp.,
                Series 2001-1, Class A4                   05/01/31      7.620         3,499,033
          31   Countrywide Asset-Backed Certificates,
                Series 2004-SD1, Class A1**               06/25/33      2.990@@          31,197
       1,462   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FFB, Class A1                 06/25/24      4.167#        1,449,815
       1,416   MMCA Automobile Trust,
                Series 2001-1, Class B                    06/15/07      6.190         1,417,716
       1,400   Paragon Mortgages PLC,
                Series 7A, Class B1A**                    05/15/43      3.544@@       1,404,269

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--(CONCLUDED)

$         55   Peco Energy Transition Trust,
                Series 1999-A, Class A7                   03/01/09      6.130%  $        57,948
       4,500   Permanent Financing PLC,
                Series 4, Class 2C                        06/10/42      3.180@@       4,499,543
         660   Providian Gateway Master Trust,
                Series 2004-AA, Class C**                 03/15/11      3.490@@         663,960
         770   Providian Gateway Master Trust,
                Series 2004-AA, Class D**                 03/15/11      4.440@@         772,464
          28   RAFC Asset-Backed Trust,
                Series 2001-1, Class A3                   11/25/29      5.115            27,854
          19   Vanderbilt Mortgage Finance,
                Series 2000-B, Class IA3                  05/07/17      8.255            19,450
                                                                                ---------------
Total Asset-Backed Securities (cost--$23,001,759)                                    22,968,725
                                                                                ---------------

CORPORATE BONDS--7.31%

   AEROSPACE & DEFENSE--0.26%
         175   Armor Holdings, Inc.                       08/15/13      8.250           194,250
         250   BE Aerospace, Inc., Series B               05/01/11      8.875           263,125
         450   Boeing Capital Corp.                       09/27/10      7.375           512,360
         650   Bombardier Capital, Inc.**                 06/29/06      6.125           654,875
         550   Bombardier, Inc.(1)**                      05/01/14      6.300           485,375
         250   DRS Technologies, Inc.                     11/01/13      6.875           262,500
         300   Lockheed Martin Corp.                      12/01/29      8.500           412,657
         250   Sequa Corp.                                08/01/09      9.000           277,500
                                                                                ---------------
                                                                                      3,062,642
                                                                                ---------------
   AGRICULTURE--0.03%
         300   American Rock Salt Co. LLC                 03/15/14      9.500           310,500
                                                                                ---------------

   AIRLINES--0.08%
         350   American Airlines                          04/01/11      8.608           315,467
         151   Continental Airlines, Inc., Series 974B    01/02/17      6.900           121,381
         461   Northwest Airlines,
                Series 2000-1, Class G                    04/01/21      8.072           510,299
                                                                                ---------------
                                                                                        947,147
                                                                                ---------------

   APPAREL/TEXTILES--0.03%
         100   Levi Strauss & Co.                         01/15/15      9.750           105,375
         100   Levi Strauss & Co.**                       12/15/12     12.250           114,500
         150   Tommy Hilfiger USA, Inc.                   06/01/08      6.850           151,500
                                                                                ---------------
                                                                                        371,375
                                                                                ---------------

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONTINUED)

   AUTOMOBILE OEM--0.52%
$      1,700   DaimlerChrysler N.A. Holding Corp.         06/04/08      4.050%  $     1,675,554
       1,030   Ford Motor Co.                             07/16/31      7.450           993,123
       1,960   Ford Motor Credit Co.                      01/12/09      5.800         1,957,961
         440   General Motors Acceptance Corp.            09/15/06      6.125           448,650
         325   General Motors Acceptance Corp.            09/15/11      6.875           322,261
         820   General Motors Acceptance Corp.            11/01/31      8.000           822,563
                                                                                ---------------
                                                                                      6,220,112
                                                                                ---------------

   AUTOMOTIVE PARTS--0.05%
         200   Advanced Accesory Systems(1)               06/15/11     10.750           185,000
          50   Collins & Aikman Products Co.              12/31/11     10.750            47,500
         150   Collins & Aikman Products Co.(1)**         08/24/12     12.875           105,000
         150   Dura Operating Corp., Series D(1)          05/01/09      9.000           138,750
         150   Stanadyne Corp.**                          08/15/14     10.000           162,000
                                                                                ---------------
                                                                                        638,250
                                                                                ---------------

   BANKING-NON-U.S.--0.06%
         275   Abbey National PLC                         10/26/29      7.950           360,923
         325   HSBC Holdings PLC                          12/12/12      5.250           333,615
                                                                                ---------------
                                                                                        694,538
                                                                                ---------------

   BANKING-U.S.--0.77%
       1,500   Bank of America Corp.                      01/15/11      7.400         1,714,560
         525   Bank One Corp.                             08/01/10      7.875           603,725
       1,825   Citigroup, Inc.                            09/15/14      5.000         1,829,971
         425   CS First Boston, Inc.                      01/15/09      3.875           417,726
         400   CS First Boston, Inc.                      01/15/12      6.500           440,669
       1,000   J.P. Morgan Chase & Co.                    02/01/11      6.750         1,107,262
         300   US Bank, N.A.                              08/01/11      6.375           327,380
         425   Wachovia Bank N.A.                         08/18/10      7.800           490,634
       1,625   Washington Mutual, Inc.                    01/15/07      5.625         1,671,574
         500   Wells Fargo Bank N.A.                      02/01/11      6.450           549,025
                                                                                ---------------
                                                                                      9,152,526
                                                                                ---------------

   BROADCAST--0.06%
         250   Granite Broadcasting                       12/01/10      9.750           239,375
         295   News America, Inc.**                       12/15/34      6.200           304,265
         250   Nexstar Finance Holdings LLC, Inc.         04/01/13     11.375#          200,000
                                                                                        743,640

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONTINUED)

   BROKERAGE--0.30%
$      1,375   Goldman Sachs Group, Inc.                  01/15/11      6.875%  $     1,529,901
       1,825   Morgan Stanley                             04/15/11      6.750         2,015,535
                                                                                ---------------
                                                                                      3,545,436
                                                                                ---------------

   BUILDING MATERIALS--0.05%
         150   Ainsworth Lumber**                         10/01/12      7.250           153,750
         200   Building Materials Corp., Series B         07/15/05      7.750           202,500
         175   Interface, Inc.                            02/01/10     10.375           203,000
                                                                                ---------------
                                                                                        559,250
                                                                                ---------------

   BUSINESS SERVICES--0.04%
         200   Activant Solutions, Inc.                   06/15/11     10.500           214,500
         250   Da-Lite Screen Co., Inc.                   05/15/11      9.500           276,250
                                                                                ---------------
                                                                                        490,750
                                                                                ---------------

   CABLE--0.21%
         350   Charter Communications
                Operating Capital Corp.**                 04/30/14      8.375           363,125
       1,275   Comcast Cable Communications, Inc.         01/30/11      6.750         1,407,099
         250   CSC Holdings, Inc., Series B               04/01/11      7.625           278,125
         200   Insight Communications, Inc.               02/15/11     12.250#          200,000
         200   Mediacom Broadband LLC                     01/15/13      9.500           208,500
                                                                                ---------------
                                                                                      2,456,849
                                                                                ---------------

   CHEMICALS--0.33%
         800   Dow Chemical Co.                           02/01/11      6.125           861,515
         675   ICI Wilmington, Inc.                       12/01/08      4.375           672,147
         200   Methanex Corp.                             08/15/12      8.750           236,000
         300   Omnova Solutions, Inc.                     06/01/10     11.250           321,000
         475   Praxair, Inc.                              04/01/12      6.375           524,260
         150   Resolution Performance                     11/15/10     13.500           164,625
         150   Rhodia SA                                  06/01/10      7.625           153,750
         100   Rhodia SA                                  06/01/10     10.250           115,000
         225   Rockwood Specialties Group, Inc.           05/15/11     10.625           255,375
         275   Rohm & Haas Co.                            07/15/29      7.850           363,404
          75   Terra Capital, Inc.                        10/15/08     12.875            91,875
         163   Terra Capital, Inc.                        06/01/10     11.500           189,895
                                                                                ---------------
                                                                                      3,948,846
                                                                                ---------------

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONTINUED)

   COMMERCIAL SERVICES--0.04%
$        325   Cendant Corp.                              01/15/08      6.250%  $       341,207
         150   Technical Olympic USA, Inc.**              01/15/15      7.500           148,500
                                                                                ---------------
                                                                                        489,707
                                                                                ---------------

   CONSUMER PRODUCTS--0.03%
         150   Amscan Holdings, Inc.                      05/01/14      8.750           148,875
         175   Gregg Appliances, Inc.**                   02/01/13      9.000           171,937
                                                                                ---------------
                                                                                        320,812
                                                                                ---------------

   CONSUMER PRODUCTS-NONDURABLES--0.07%
         335   Avon Products, Inc.                        11/15/09      7.150           373,551
         500   Newell Rubbermaid, Inc.                    05/01/10      4.000           482,391
                                                                                ---------------
                                                                                        855,942
                                                                                ---------------

   CONTAINERS & PACKAGING--0.10%
         200   Anchor Glass Container Corp.               02/15/13     11.000           206,500
         175   Constar International                      12/01/12     11.000           183,750
         250   Crown Cork & Seal, Inc.                    04/15/23      8.000           254,375
         300   Owens-Illinois, Inc.                       05/15/18      7.800           321,750
         100   Solo Cup Co.                               02/15/14      8.500           104,000
         150   Tekni-Plex, Inc., Series B                 06/15/10     12.750           133,500
                                                                                ---------------
                                                                                      1,203,875
                                                                                ---------------

   DIVERSIFIED FINANCIALS--0.01%
         125   Bluewater Finance Ltd.                     02/15/12     10.250           138,125
                                                                                ---------------

   ELECTRIC UTILITIES--0.43%
         550   American Electric Power Co., Series A      05/15/06      6.125           564,838
         475   Calpine Canada Energy Finance(1)           05/01/08      8.500           356,250
         225   Comstock Resources, Inc.                   03/01/12      6.875           231,750
         280   Dominion Resources, Inc., Series A         06/15/10      8.125           325,442
         125   Edison Mission Energy                      08/15/08     10.000           143,750
         450   FirstEnergy Corp., Series B                11/15/11      6.450           486,480
         425   FPL Group Capital, Inc.                    09/15/06      7.625           448,541
         200   Midwest Generation LLC                     05/01/34      8.750           229,500
         340   Pacific Gas & Electric Co.                 03/01/34      6.050           358,431
         325   Progress Energy, Inc.                      10/30/31      7.000           369,017
         400   PSEG Power                                 04/15/11      7.750           462,358
         200   Reliant Resources, Inc.                    07/15/13      9.500           225,000
         213   Southern California Edison                 02/15/07      8.000           228,459

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONTINUED)

   ELECTRIC UTILITIES--(CONCLUDED)
$        100   Texas Genco LLC**                          12/15/14      6.875%  $       106,750
         515   TXU Energy Co.                             03/15/13      7.000           576,700
                                                                                ---------------
                                                                                      5,113,266
                                                                                ---------------

   ENERGY--0.10%
         475   Devon Financing Corp., U.L.C.              09/30/11      6.875           531,501
         275   Dynegy Holdings, Inc.                      05/15/18      7.125           235,469
         250   Gulfmark Offshore, Inc.**                  07/15/14      7.750           268,125
         125   Whiting Petroleum Corp.                    05/01/12      7.250           129,375
                                                                                ---------------
                                                                                      1,164,470
                                                                                ---------------

   ENERGY-INTEGRATED--0.18%
         700   ConocoPhillips, Inc.                       05/25/10      8.750           836,653
         390   Marathon Oil Corp.                         03/15/12      6.125           419,797
         465   PPL Capital Funding                        03/01/09      4.330           454,172
         395   PPL Energy Supply LLC, Series A            11/01/11      6.400           430,425
                                                                                ---------------
                                                                                      2,141,047
                                                                                ---------------

   ENTERTAINMENT--0.10%
          75   Intrawest Corp.**                          10/15/13      7.500            79,594
         575   Time Warner, Inc.                          04/15/31      7.625           701,189
         425   Viacom, Inc.                               05/15/11      6.625           466,197
                                                                                ---------------
                                                                                      1,246,980
                                                                                ---------------

   ENVIRONMENTAL SERVICES--0.03%
         300   Waste Management, Inc.                     08/01/10      7.375           337,292
                                                                                ---------------

   FINANCE-NONCAPTIVE CONSUMER--0.17%
         350   Countrywide Home Loans                     05/21/08      3.250           338,269
         925   HSBC Finance Corp.                         05/15/11      6.750         1,020,766
         650   SLM Corp.                                  04/10/07      5.625           669,468
                                                                                ---------------
                                                                                      2,028,503
                                                                                ---------------

   FINANCE-NONCAPTIVE DIVERSIFIED--0.37%
       3,325   General Electric Capital Corp.             06/15/12      6.000         3,590,847
         450   General Electric Capital Corp.             03/15/32      6.750           530,092
         350   International Lease Finance Corp.          04/01/09      3.500           337,009
                                                                                ---------------
                                                                                      4,457,948
                                                                                ---------------

   FOOD--0.16%
         300   Conagra Foods, Inc.                        09/15/11      6.750           334,542
         650   Kraft Foods, Inc.                          11/01/11      5.625           683,858

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONTINUED)

   FOOD--(CONCLUDED)
$        125   Land O'Lakes, Inc.(1)                      11/15/11      8.750%  $       126,562
         125   Merisant Co.**                             07/15/13      9.500           110,625
         150   Pinnacle Foods Holding Corp.**             12/01/13      8.250           136,500
         200   Seminis Vegetable Seeds, Inc.              10/01/13     10.250           239,500
         300   Unilever Capital Corp.                     11/01/10      7.125           338,515
                                                                                ---------------
                                                                                      1,970,102
                                                                                ---------------

   FOOD PROCESSORS/BEVERAGE/BOTTLING--0.15%
         325   Coors Brewing Co.                          05/15/12      6.375           352,580
         325   Le-Natures, Inc.**                         06/15/13     10.000           359,125
         650   Miller Brewing Co.**                       08/15/13      5.500           670,801
         380   Pepsi Bottling Holdings, Inc.**            02/17/09      5.625           398,835
                                                                                ---------------
                                                                                      1,781,341
                                                                                ---------------

   GAMING--0.15%
         200   Chukchansi Economic
                Development Authority**                   06/15/09     14.500           252,000
         100   Circus & Eldorado                          03/01/12     10.125           109,000
         325   Harrahs Operating Co., Inc.                01/15/09      7.500           357,300
         125   Herbst Gaming, Inc.                        06/01/12      8.125           133,750
         200   MTR Gaming Group, Inc.                     04/01/10      9.750           219,500
         250   River Rock Entertainment                   11/01/11      9.750           278,125
         150   Seneca Gaming Corp.                        05/01/12      7.250           156,375
         300   Wheeling Island Gaming, Inc.               12/15/09     10.125           325,500
                                                                                ---------------
                                                                                      1,831,550
                                                                                ---------------

   HEALTHCARE--0.08%
         400   McKesson Corp.                             02/01/12      7.750           461,468
         150   National Mentor, Inc.**                    12/01/12      9.625           158,625
         125   Select Medical Corp.**                     02/01/15      7.625           129,219
         150   Tenet Healthcare Corp.**                   02/01/15      9.250           153,750
         100   Universal Hospital Services                11/01/11     10.125           103,500
                                                                                ---------------
                                                                                      1,006,562
                                                                                ---------------

   HOME BUILDERS--0.03%
          25   Centex Corp.                               06/15/05      9.750            25,390
         300   Centex Corp.                               02/01/11      7.875           345,431
                                                                                ---------------
                                                                                        370,821
                                                                                ---------------

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONTINUED)

   HOTELS/GAMING--0.02%
$        100   Las Vegas Sands Corp.**                    02/15/15      6.375%  $        99,000
         125   Wynn Las Vegas LLC**                       12/01/14      6.625           124,687
                                                                                ---------------
                                                                                        223,687
                                                                                ---------------

   INDUSTRIAL-OTHER--0.05%
         350   Aearo Co. I                                04/15/12      8.250           367,500
         200   FastenTech, Inc.**                         05/01/11     11.500           226,500
                                                                                ---------------
                                                                                        594,000
                                                                                ---------------

   INSURANCE-MULTILINE--0.03%
         300   Allstate Corp.                             12/01/09      7.200           334,275
                                                                                ---------------

   INSURANCE-PERSONAL & CASUALTY--0.08%
         525   Hartford Financial Services Group, Inc.    09/01/07      4.700           530,734
         425   Marsh & McLennan Cos., Inc.                03/15/12      6.250           446,721
                                                                                ---------------
                                                                                        977,455
                                                                                ---------------

   LEISURE--0.02%
         100   Equinox Holdings, Inc.                     12/15/09      9.000           105,750
         100   Jacobs Entertainment Co.                   02/01/09     11.875           112,000
                                                                                ---------------
                                                                                        217,750
                                                                                ---------------

   MACHINERY-AGRICULTURE & CONSTRUCTION--0.07%
         300   Caterpillar, Inc.                          05/01/11      6.550           330,319
         450   John Deere Capital Corp.                   03/15/12      7.000           512,030
                                                                                ---------------
                                                                                        842,349
                                                                                ---------------

   MANUFACTURING-DIVERSIFIED--0.04%
         150   Maax Corp.                                 06/15/12      9.750           158,250
          75   Maax Holdings, Inc.**                      12/15/12     11.250#           47,625
         300   United Technologies Corp.                  05/15/12      6.100           327,206
                                                                                ---------------
                                                                                        533,081
                                                                                ---------------

   METALS & MINING--0.06%
         100   AK Steel Corp.                             06/15/12      7.750           106,000
         325   Alcoa, Inc.                                01/15/12      6.000           349,723
         150   Century Aluminum Co.**                     08/15/14      7.500           161,250
         125   Edgen Acquisition Corp.**                  02/01/11      9.875           125,000
                                                                                ---------------
                                                                                        741,973
                                                                                ---------------

   OIL & GAS--0.22%
         425   Duke Energy Field Services                 08/16/10      7.875           489,296
         220   Parker Drilling Co.                        10/01/13      9.625           251,350
         250   Petroleum Geo-Services                     11/05/10     10.000           288,750

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONTINUED)

   OIL & GAS--(CONCLUDED)
$        110   Pride International, Inc.                  07/15/14      7.375%  $       122,375
         400   Sempra Energy                              03/01/10      7.950           456,415
         225   Stone Energy Corp.**                       12/15/14      6.750           226,125
         775   Transocean, Inc.                           04/15/11      6.625           858,778
                                                                                ---------------
                                                                                      2,693,089
                                                                                ---------------

   OIL REFINING--0.06%
         149   Giant Industries, Inc.                     05/15/12     11.000           172,840
         450   Valero Energy Corp.                        04/15/32      7.500           556,026
                                                                                ---------------
                                                                                        728,866
                                                                                ---------------

   PAPER & FOREST PRODUCTS--0.20%
         200   Buckeye Technologies, Inc.                 10/15/10      8.000           202,500
         200   Cellu Tissue Holdings, Inc.                03/15/10      9.750           210,000
         300   Georgia-Pacific Corp.                      05/15/31      8.875           393,000
         425   International Paper Co.                    09/01/11      6.750           471,512
         150   Pliant Corp.                               09/01/09     11.125           162,000
         200   Port Townsend Paper Corp.**                04/15/11     11.000           201,000
         163   Riverside Forest Products Ltd.             03/01/14      7.875           190,710
         200   Tembec Industries, Inc.                    06/30/09      8.625           200,500
         300   Weyerhaeuser Co.                           03/15/32      7.375           361,255
                                                                                ---------------
                                                                                      2,392,477
                                                                                ---------------

   PHARMACEUTICALS--0.06%
         325   Bristol-Myers Squibb Co.                   10/01/11      5.750           344,160
         350   Wyeth                                      03/15/13      5.500           362,391
                                                                                ---------------
                                                                                        706,551
                                                                                ---------------

   PUBLISHING--0.12%
         150   Advanstar Communications, Inc.             08/15/10     10.750           169,875
         125   Cadmus Communications Corp.                06/15/14      8.375           133,125
         200   Houghton Mifflin Co.                       02/01/11      8.250           211,000
         150   Houghton Mifflin Co.                       10/15/13     11.500#          105,750
         100   Sheridan Acquisition Corp.                 08/15/11     10.250           108,250
         250   Vertis, Inc.                               06/15/09     10.875           252,500
         250   Warner Music Group**                       04/15/14      7.375           265,000
         200   WRC Media Corp.                            11/15/09     12.750           186,000
                                                                                ---------------
                                                                                      1,431,500
                                                                                ---------------

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONTINUED)

   REAL ESTATE INVESTMENT TRUSTS--0.08%
$        325   Avalonbay Communities                      08/01/09      7.500%  $       360,393
         475   EOP Operating LP                           06/15/28      7.250           546,286
                                                                                ---------------
                                                                                        906,679
                                                                                ---------------

   RESTAURANTS--0.06%
         225   Buffets, Inc.                              07/15/10     11.250           240,750
         150   El Pollo Loco, Inc.                        12/15/09      9.250           155,625
         200   Landry's Restaurants, Inc.**               12/15/14      7.500           200,000
         100   Sbarro, Inc.(1)                            09/15/09     11.000           100,500
                                                                                ---------------
                                                                                        696,875
                                                                                ---------------

   RETAIL--0.23%
         425   Federated Department Stores                04/01/11      6.625           467,871
         175   Great Atlantic & Pacific Tea               04/15/07      7.750           176,094
         200   Jean Coutu Group PJC, Inc.(1)**            08/01/14      8.500           205,000
         275   Kroger Co.                                 04/01/31      7.500           330,674
         100   Pantry, Inc.                               02/15/14      7.750           106,000
         150   Pathmark Stores, Inc.(1)                   02/01/12      8.750           147,750
         425   Safeway, Inc.                              03/01/11      6.500           460,176
         775   Wal-Mart Stores, Inc.                      08/10/09      6.875           853,961
                                                                                ---------------
                                                                                      2,747,526
                                                                                ---------------

   ROAD & RAIL--0.10%
         275   Burlington Northern Santa Fe Corp.         05/13/29      7.082           326,562
         800   Union Pacific Corp.                        12/01/06      6.700           835,944
                                                                                ---------------
                                                                                      1,162,506
                                                                                ---------------

   SPECIALTY PURPOSE ENTITY--0.03%
         225   AAC Group Holding Corp.**                  10/01/12     10.250#          162,000
         150   Riddell Bell Holdings, Inc.**              10/01/12      8.375           155,250
         100   Valor Telecom Enterprise**                 02/15/15      7.750           103,750
                                                                                ---------------
                                                                                        421,000
                                                                                ---------------

   TECHNOLOGY-HARDWARE--0.07%
         325   Eastman Kodak Co.                          06/15/06      6.375           334,031
         150   IPC Acquisition Corp.                      12/15/09     11.500           166,688
         300   Motorola, Inc.                             11/15/10      7.625           341,523
                                                                                ---------------
                                                                                        842,242
                                                                                ---------------

   TECHNOLOGY-SOFTWARE--0.06%
         350   Computer Sciences Corp.                    04/15/08      3.500           342,472
         375   First Data Corp.                           08/01/08      3.375           365,261
                                                                                ---------------
                                                                                        707,733
                                                                                ---------------

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BONDS--(CONCLUDED)

   TELECOMMUNICATIONS--0.13%
$        310   Bellsouth Corp.                            06/15/34      6.550%  $       340,808
          50   Dobson Cellular Systems, Inc.**            11/01/12      9.875            53,000
         275   MCI, Inc.                                  05/01/14      8.735           309,031
         400   Qwest Communications
                International, Inc.**                     02/15/11      7.250           411,000
          75   Qwest Corp.**                              09/01/11      7.875            81,938
         350   Telecom Italia Capital                     11/15/13      5.250           352,914
                                                                                ---------------
                                                                                      1,548,691
                                                                                ---------------

   TOBACCO--0.06%
         325   Altria Group, Inc.                         01/15/27      7.750           379,792
         300   UST, Inc.                                  07/15/12      6.625           332,484
                                                                                ---------------
                                                                                        712,276
                                                                                ---------------

   TRANSPORTATION SERVICES--0.04%
         400   ERAC USA Finance Co.**                     01/15/11      8.000           464,701
          25   Stena AB**                                 12/01/16      7.000            24,625
                                                                                ---------------
                                                                                        489,326
                                                                                ---------------

   WIRELESS TELECOMMUNICATION SERVICES--0.43%
         200   American Cellular Corp., Series B          08/01/11     10.000           194,750
         100   AT&T Corp.                                 11/15/11      7.300@@         115,875
         650   AT&T Corp.                                 11/15/31      8.750           826,313
         415   AT&T Wireless Services, Inc.               03/01/31      8.750           564,501
         275   Cincinnati Bell, Inc.(1)                   01/15/14      8.375           284,281
         275   Deutsche Telekom International
                Finance BV                                06/15/30      8.750           370,623
         125   Dobson Communications Corp.                10/01/13      8.875           105,000
         250   France Telecom SA                          03/01/31      9.250           340,636
          50   Rogers Wireless, Inc.**                    12/15/12      7.250            54,125
          25   Rogers Wireless, Inc.**                    12/15/12      8.000            27,094
          50   Rogers Wireless, Inc.**                    03/15/15      7.500            54,750
         515   Sprint Capital Corp.                       03/15/12      8.375           616,348
         300   Telus Corp.                                06/01/11      8.000           350,390
         200   Triton PCS, Inc.                           02/01/11      9.375           175,000
         925   Verizon New York, Inc., Series A           04/01/12      6.875         1,025,006
                                                                                ---------------
                                                                                      5,104,692
                                                                                ---------------
Total Corporate Bonds (cost--$87,140,595)                                            87,356,803
                                                                                ---------------

 PRINCIPAL
  AMOUNT                                                  MATURITY   INTEREST
   (000)                                                    DATES      RATES         VALUE
-----------------------------------------------------------------------------------------------
INTERNATIONAL GOVERNMENT OBLIGATIONS--0.15%

$        330   Pemex Project Funding Master Trust         11/15/11      8.000%  $       377,025
       1,225   United Mexican States                      12/30/19      8.125         1,465,713
                                                                                ---------------
Total International Government Obligations (cost--$1,757,707)                         1,842,738
                                                                                ---------------

REPURCHASE AGREEMENT--1.53%

      18,341   Repurchase Agreement dated
                02/28/05 with State Street
                Bank & Trust Co., collateralized
                by $22,499 U.S. Treasury Bills, zero
                coupon due 08/11/05, $13,042,034
                U.S. Treasury Bonds, 6.125%
                to 9.250% due 02/15/16 to 08/15/29
                and $176,775 U.S. Treasury Notes,
                2.750% due 06/30/06
                (value--$18,707,949);
                proceeds; $18,342,248
                (cost--$18,341,000)                       03/01/05      2.450        18,341,000
                                                                                ---------------

 NUMBER OF
  SHARES
   (000)
------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--20.72%

MONEY MARKET FUNDS+--20.72%
           1   AIM Liquid Assets Portfolio                              2.424             1,117
          15   AIM Prime Portfolio                                      2.461            15,243
      61,613   Barclays Prime Money Market Fund                         2.445        61,612,672
++         0   BlackRock Provident Institutional
                TempFund                                                2.394               318
      25,722   Dreyfus Institutional Cash
                Advantage Fund                                          2.434        25,722,474
      50,013   Scudder Money Market Series                              2.474        50,012,688
     110,329   UBS Private Money Market Fund LLC(3)                     2.431       110,328,629
                                                                                ---------------
Total Money Market Funds (cost--$247,693,141)                                       247,693,141
                                                                                ---------------
Total Investments (cost--$1,381,313,370)--120.97%                                 1,446,011,242
Liabilities in excess of other assets--(20.97)%                                    (250,623,237)
                                                                                ---------------
Net Assets--100.00%                                                             $ 1,195,388,005
                                                                                ===============

*    Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.82% of net assets as of February 28, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+    Interest rates shown reflect yield at February 28, 2005.
++   Amount represents less than 500 shares.
@@ Floating rate securities. The interest rates shown are the current rates as of February 28, 2005.
# Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
@    Annualized yield at date of purchase.
OEM  Original Equipment Manufacturer
TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(1)  Security, or portion thereof, was on loan at February 28, 2005.
(2) Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
(3)  Affiliated issuer. See table below for more information.

                                                                                              INCOME
                                       PURCHASES           SALES                            EARNED FROM
                                      DURING THE        DURING THE                        AFFILIATE FOR
                                      SIX MONTHS        SIX MONTHS                        THE SIX MONTHS
 SECURITY            VALUE AT            ENDED             ENDED           VALUE AT            ENDED
DESCRIPTION          08/31/04          02/28/05          02/28/05          02/28/05          02/28/05
--------------------------------------------------------------------------------------------------------
UBS Private
  Money Market
  Fund LLC        $  105,891,164    $  992,656,437    $  988,218,972    $  110,328,629    $       37,749

(4) The security detailed in the table below, which represents 0.00% of net assets, is considered illiquid and restricted as of February 28, 2005:

                                                 ACQUISITION
                                                  COST AS A                    VALUE AS A
 RESTRICTED       ACQUISITION    ACQUISITION    PERCENTAGE OF                PERCENTAGE OF
  SECURITY            DATE           COST         NET ASSETS      VALUE       NET ASSETS
------------------------------------------------------------------------------------------
MLCC Mortgage
  Investors, Inc.,
  Series 2003-D,
  Class XA1,
  1.000%,
  08/25/28         09/12/03      $    16,317        0.00%      $ 14,781          0.00%

ISSUER BREAKDOWN BY COUNTRY

                                                  PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                               97.9%
United Kingdom                                                               1.1
Switzerland                                                                  0.6
Canada                                                                       0.2
Mexico                                                                       0.1
Cayman Islands                                                               0.1
                                                                           -----
Total                                                                      100.0%
                                                                           -----

                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 28, 2005 (UNAUDITED)

ASSETS:

Investments in unaffiliated securities, at value (cost--$1,270,984,741)*              $  1,335,682,613
Investments in an affliliated security, at value (cost--$110,328,629)                      110,328,629
Total investments in securities, at value (cost--$1,381,313,370)                         1,446,011,242
Cash                                                                                               199
Receivable for investments sold                                                              8,231,679
Receivable for shares of beneficial interest sold                                              208,020
Receivable for dividends and interest                                                        4,486,042
Other assets                                                                                    92,298
Total assets                                                                             1,459,029,480
LIABILITIES:

Payable for cash collateral from securities loaned                                         247,693,141
Payable for investments purchased                                                           10,742,695
Payable for shares of beneficial interest repurchased                                        3,606,882
Payable to affiliates                                                                          916,392
Accrued expenses and other liabilities                                                         682,365
Total liabilities                                                                          263,641,475
NET ASSETS:

Beneficial interest--$0.001 par value (unlimited amount authorized)                      1,380,665,515
Accumulated undistributed net investment income                                              5,413,552
Accumulated net realized loss from investment transactions                                (255,388,934)
Net unrealized appreciation of investments                                                  64,697,872
Net assets                                                                            $  1,195,388,005

*    Includes $313,548,444 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

CLASS A:

Net assets                                                                                        $  548,486,616
Shares outstanding                                                                                    19,921,094
Net asset value per share                                                                         $        27.53
Maximum offering price per share (net asset value plus sales charge of 5.50%)                     $        29.13
CLASS B:

Net assets                                                                                        $  215,208,168
Shares outstanding                                                                                     8,006,208
Net asset value and offering price per share                                                      $        26.88
CLASS C:

Net assets                                                                                        $  306,710,959
Shares outstanding                                                                                    11,357,867
Net asset value and offering price per share                                                      $        27.00
CLASS Y:

Net assets                                                                                        $  124,982,262
Shares outstanding                                                                                     4,481,028
Net asset value, offering price and redemption value per share                                    $        27.89

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                           FOR THE SIX
                                                                                          MONTHS ENDED
                                                                                        FEBRUARY 28, 2005
                                                                                           (UNAUDITED)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $542)                                    $      10,059,104
Interest (net of foreign withholding taxes of $1,405)                                           8,053,607
Securities lending income (includes $37,749 earned from an affiliated entity)                      78,416
                                                                                               18,191,127
EXPENSES:
Investment advisory and administration fees                                                     2,873,360
Service fees--Class A                                                                             693,591
Service and distribution fees--Class B                                                          1,235,809
Service and distribution fees--Class C                                                          1,614,499
Transfer agency and related services fees--Class A                                                363,972
Transfer agency and related services fees--Class B                                                227,011
Transfer agency and related services fees--Class C                                                208,745
Transfer agency and related services fees--Class Y                                                 14,320
Custody and accounting                                                                            312,375
Reports and notices to shareholders                                                               136,024
Professional fees                                                                                  50,059
State registration fees                                                                            32,179
Insurance expense                                                                                  25,887
Trustees' fees                                                                                     15,247
Other expenses                                                                                     23,695
                                                                                                7,826,773
Less: Fee waivers by investment advisor and administrator                                        (188,399)
Net expenses                                                                                    7,638,374
Net investment income                                                                          10,552,753
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gain from investments                                                             36,365,344
Net change in unrealized appreciation/depreciation of investments                              56,507,823
Net realized and unrealized gain from investment activities                                    92,873,167
Net increase in net assets resulting from operations                                    $     103,425,920

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX
                                                                       MONTHS ENDED            FOR THE
                                                                    FEBRUARY 28, 2005        YEAR ENDED
                                                                        (UNAUDITED)       AUGUST 31, 2004
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                               $      10,552,753    $      12,342,076
Net realized gains from investments and
  futures transactions                                                     36,365,344          257,849,238
Net change in unrealized appreciation/depreciation
  of investments                                                           56,507,823          (68,549,968)
Net increase in net assets resulting from operations                      103,425,920          201,641,346
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A                                            (10,204,377)          (5,642,463)
Net investment income--Class B                                             (1,960,273)                  --
Net investment income--Class C                                             (3,383,530)            (418,532)
Net investment income--Class Y                                             (2,739,816)          (1,591,377)
                                                                          (18,287,996)          (7,652,372)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                       17,276,705           51,030,813
Cost of shares repurchased                                               (212,009,442)        (688,105,292)
Proceeds from dividends reinvested                                         17,405,268            7,312,587
Proceeds from shares issued in connection with fund merger                         --           16,977,394
Net decrease in net assets from beneficial
  interest transactions                                                  (177,327,469)        (612,784,498)
Net decrease in net assets                                                (92,189,545)        (418,795,524)
NET ASSETS:
Beginning of period                                                     1,287,577,550        1,706,373,074
End of period                                                       $   1,195,388,005    $   1,287,577,550
Accumulated undistributed net investment income                     $       5,413,552    $      13,148,795

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS U.S. Allocation Fund (the "Fund") is a series of UBS Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions.

There were no outstanding futures contacts at February 28, 2005.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

REORGANIZATION INVOLVING UBS U.S. ALLOCATION FUND

Effective as of the close of business on June 25, 2004 (the "Reorganization Date"), the Fund acquired all of the assets and assumed all of the stated liabilities of UBS U.S. Allocation Fund ("U.S. Allocation"). The acquisition was accomplished by a tax-free exchange of 972,721, 383,669, 288,317 and 281,952 Class A, B, C and Y shares outstanding, respectively, of U.S. Allocation on the Reorganization Date for 331,039, 133,335, 99,487 and 95,420 Class A, B, C and Y shares, respectively, of the Fund. The U.S. Allocation's net assets on that date, valued at $16,977,394, including net realized losses of $233,050 and net unrealized appreciation of investments of $628,397 were combined with those of the Fund. All shares were exchanged at net asset value. The Fund's Statement of Operations, Statement of Changes in Net Assets and Financial Highlights do not include the operations of U.S. Allocation prior to the Reorganization Date.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter.

UBS Global AM has agreed to permanently reduce its advisory and administration fee based on the Fund's average daily net assets as follows: $0 to $250 million--0.50%; in excess of $250 million up to $500 million--0.45%; in excess of $500 million up to $2 billion--0.40%; and over $2 billion--0.35%. Accordingly, for the six months ended February 28, 2005, UBS Global AM waived $188,399 in investment advisory and administration fees. At February 28, 2005, the Fund owed UBS Global AM $427,237 in investment advisory and administration fees. At February 28, 2005, UBS Global AM owed the Fund $27,227 for fee waivers under the above agreement.

For the six months ended February 28, 2005, the Fund paid $61,727 in brokerage commissions to UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, for transactions executed on behalf of the Fund.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 28, 2005, the Fund owed UBS Global AM $513,241 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended February 28, 2005, it earned $92,470, $300,321, and $1,850 in initial sales and deferred sales charges on Class A, Class B and Class C shares, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended February 28, 2005, UBS Financial Services Inc. received from PFPC, not the Fund, $404,813 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended February 28, 2005, UBS Securities LLC earned $29,588 in compensation as the Fund's lending agent. At February 28, 2005, the Fund owed UBS Securities LLC $3,141 in compensation as the Fund's lending agent.

At February 28, 2005, the Fund had securities on loan having a market value of $313,548,444. The custodian for the Fund held cash equivalents as collateral for securities loaned of $247,693,141. In addition, the Fund held a U.S. government agency security having an aggregate value of $73,696,090 as collateral for portfolio securities loaned as follows:

PRINCIPAL
 AMOUNT                                                  MATURITY   INTEREST
  (000)                                                    DATE       RATE         VALUE
--------------------------------------------------------------------------------------------
$ 70,255       Federal National Mortgage Association     02/15/08      5.750%  $  73,696,090

BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to the Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended February 28, 2005, the Fund did not borrow under the Committed Credit Facility.

PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2005, aggregate purchases and sales of portfolio securities, excluding short-term securities and U.S. Government securities, were $187,670,156 and $360,113,348, respectively.

For the six months ended February 28, 2005, aggregate purchases and sales of U.S. Government securities, excluding short-term securities were $182,460,332 and $199,170,399, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended August 31, 2004 was as follows:

Distributions paid from:

Ordinary Income                                                     $  7,652,372

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending August 31, 2005.

At August 31, 2004, the Fund had a net capital loss carryforward of $266,417,137. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains, and will expire August 31, 2011. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, the Fund utilized $59,667,368 of the capital loss carryforward to offset realized gains during the fiscal year ended August 31, 2004.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at February 28, 2005, were as follows:

Tax cost of investments                                                                 $  1,381,313,370

Gross appreciation (investments having an excess of value over cost)                          96,637,625
Gross depreciation (investments having an excess of cost over value)                         (31,939,753)
Net unrealized appreciation of investments                                              $     64,697,872

                      (This page intentionally left blank)

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                             CLASS A                             CLASS B
SIX MONTHS ENDED                                ---------------------------------   ---------------------------------
FEBRUARY 28, 2005:                                   SHARES           AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
Shares sold                                             408,829   $    11,084,046            38,155   $     1,005,751
Shares repurchased                                   (3,926,087)     (106,443,272)       (1,451,491)      (38,133,062)
Shares converted from
  Class B to Class A                                  1,696,424        45,842,783        (1,744,134)      (45,842,783)
Dividends reinvested                                    351,070         9,686,022            67,540         1,822,230
Net decrease                                         (1,469,764)  $   (39,830,421)       (3,089,930)  $   (81,147,864)

YEAR ENDED
AUGUST 31, 2004:
Shares sold                                           1,118,407   $    27,900,437           291,139   $     6,986,676
Shares repurchased                                  (12,566,094)     (316,262,158)       (5,853,194)     (142,922,439)
Shares converted from
  Class B to Class A                                  4,048,078       101,721,753        (4,166,982)     (101,721,753)
Dividends reinvested                                    219,412         5,344,877                --                --
Shares issued in connection
  with fund merger                                      331,039         8,585,434           133,335         3,359,333
Net decrease                                         (6,849,158)  $  (172,709,657)       (9,595,702)  $  (234,298,183)

                                                             CLASS C                             CLASS Y
SIX MONTHS ENDED                                ---------------------------------   ---------------------------------
FEBRUARY 28, 2005:                                   SHARES           AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
Shares sold                                              90,224   $     2,391,828           101,134   $     2,795,080
Shares repurchased                                   (2,090,274)      (55,359,294)         (438,359)      (12,073,814)
Shares converted from
  Class B to Class A                                         --                --                --                --
Dividends reinvested                                    120,240         3,258,518            94,468         2,638,498
Net decrease                                         (1,879,810)  $   (49,708,948)         (242,757)  $    (6,640,236)

YEAR ENDED
AUGUST 31, 2004:
Shares sold                                             390,847   $     9,385,318           263,841   $     6,758,382
Shares repurchased                                 (188,460,551)       (1,588,618)      (40,460,144)       (7,668,345)
Shares converted from
  Class B to Class A                                         --                --                --                --
Dividends reinvested                                     16,792           401,491            63,538         1,566,219
Shares issued in connection
  with fund merger                                       99,487         2,523,302            95,420         2,509,325
Net decrease                                         (7,161,219)  $  (176,150,440)       (1,165,819)  $   (29,626,218)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                      CLASS A
                                                --------------------------------------------------
                                                 FOR THE SIX
                                                 MONTHS ENDED
                                                 FEBRUARY 28,      FOR THE YEARS ENDED AUGUST 31,
                                                    2005           -------------------------------
                                                 (UNAUDITED)            2004              2003
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                           $       25.81      $       23.00     $       20.80
Net investment income (loss)                             0.27@              0.30@             0.18@
Net realized and unrealized
  gains (losses) from investment
  activites                                              1.96               2.72              2.10
Net increase (decrease) from
  operations                                             2.23               3.02              2.28
Dividends from net
  investment income                                     (0.51)             (0.21)            (0.08)
Distributions from net
  realized gains from
  investment activities                                    --                 --                --
Total dividends and distributions                       (0.51)             (0.21)            (0.08)
NET ASSET VALUE,
  END OF PERIOD                                 $       27.53      $       25.81     $       23.00
TOTAL INVESTMENT RETURN(1)                               8.63%             13.19%            10.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)                             $     548,487      $     552,195     $     649,582
Expenses to average net assets,
  net of fee waivers by advisor(2)                       0.91%*             0.93%             0.98%
Expenses to average net assets,
  before fee waivers by advisor(2)                       0.94%*             0.95%             0.98%
Net investment income (loss)
  to average net assets,
  net of fee waivers by advisor(2)                       2.01%*             1.18%             0.84%
Net investment income (loss)
  to average net assets, before
  fee waivers by advisor(2)                              1.98%*             1.16%             0.84%
Portfolio turnover                                         30%               128%                2%

                                                                      CLASS A
                                                --------------------------------------------------
                                                          FOR THE YEARS ENDED AUGUST 31,
                                                --------------------------------------------------
                                                     2002              2001              2000
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                           $       25.78     $       35.59     $       31.79
Net investment income (loss)                             0.13@             0.32@             0.60@
Net realized and unrealized
  gains (losses) from investment
  activites                                             (4.94)            (6.45)             3.92
Net increase (decrease) from
  operations                                            (4.81)            (6.13)             4.52
Dividends from net
  investment income                                     (0.03)            (0.77)            (0.02)
Distributions from net
  realized gains from
  investment activities                                 (0.14)            (2.91)            (0.70)
Total dividends and distributions                       (0.17)            (3.68)            (0.72)
NET ASSET VALUE,
  END OF PERIOD                                 $       20.80     $       25.78     $       35.59
TOTAL INVESTMENT RETURN(1)                             (18.79)%          (18.89)%           14.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)                             $     690,546     $     958,783     $     866,956
Expenses to average net assets,
  net of fee waivers by advisor(2)                       0.89%             0.84%             0.84%
Expenses to average net assets,
  before fee waivers by advisor(2)                       0.89%             0.85%             0.84%
Net investment income (loss)
  to average net assets,
  net of fee waivers by advisor(2)                       0.54%             1.08%             1.77%
Net investment income (loss)
  to average net assets, before
  fee waivers by advisor(2)                              0.54%             1.07%             1.77%
Portfolio turnover                                          5%               38%              122%

*    Annualized.
@    Calculated using the average month-end shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) During the years ended August 31, 2003 and August 31, 2002, UBS Global AM did not waive any advisory and administration fees. During the year ended August 31, 2000, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver were the same since the fee waiver represents less than 0.005%.

                                                                      CLASS B
                                                -------------------------------------------------
                                                 FOR THE SIX
                                                MONTHS ENDED
                                                 FEBRUARY 28,      FOR THE YEARS ENDED AUGUST 31,
                                                    2005           ------------------------------
                                                 (UNAUDITED)           2004              2003
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                           $       25.04      $       22.29    $       20.23
Net investment income (loss)                             0.15@              0.09@            0.02@
Net realized and unrealized
  gains (losses) from investment
  activites                                              1.90               2.66             2.04
Net increase (decrease) from
  operations                                             2.05               2.75             2.06
Dividends from net
  investment income                                     (0.21)                --               --
Distributions from net
  realized gains from
  investment activities                                    --                 --               --
Total dividends and distributions                       (0.21)                --               --
NET ASSET VALUE,
  END OF PERIOD                                 $       26.88      $       25.04    $       22.29
TOTAL INVESTMENT RETURN(1)                               8.20%             12.34%           10.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)                             $     215,208      $     277,891    $     461,273
Expenses to average net assets,
  net of fee waivers by advisor(2)                       1.71%*             1.70%            1.74%
Expenses to average net assets,
  before fee waivers by advisor(2)                       1.74%*             1.72%            1.74%
Net investment income (loss)
  to average net assets,
  net of fee waivers by advisor(2)                       1.20%*             0.36%            0.08%
Net investment income (loss)
  to average net assets, before
  fee waivers by advisor(2)                              1.17%*             0.34%            0.08%
Portfolio turnover                                         30%               128%               2%

                                                                      CLASS B
                                                -------------------------------------------------
                                                          FOR THE YEARS ENDED AUGUST 31,
                                                -------------------------------------------------
                                                    2002               2001              2000
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                           $       25.24     $       34.92     $       31.41
Net investment income (loss)                            (0.05)@            0.11@             0.33@
Net realized and unrealized
  gains (losses) from investment
  activites                                             (4.82)            (6.36)             3.88
Net increase (decrease) from
  operations                                            (4.87)            (6.25)             4.21
Dividends from net
  investment income                                        --             (0.52)               --
Distributions from net
  realized gains from
  investment activities                                 (0.14)            (2.91)            (0.70)
Total dividends and distributions                       (0.14)            (3.43)            (0.70)
NET ASSET VALUE,
  END OF PERIOD                                 $       20.23     $       25.24     $       34.92
TOTAL INVESTMENT RETURN(1)                             (19.41)%          (19.54)%           13.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)                             $     606,133     $     935,056     $   1,091,107
Expenses to average net assets,
  net of fee waivers by advisor(2)                       1.65%             1.60%             1.60%
Expenses to average net assets,
  before fee waivers by advisor(2)                       1.65%             1.61%             1.60%
Net investment income (loss)
  to average net assets,
  net of fee waivers by advisor(2)                      (0.22)%            0.38%             1.00%
Net investment income (loss)
  to average net assets, before
  fee waivers by advisor(2)                             (0.22)%            0.37%             1.00%
Portfolio turnover                                          5%               38%              122%

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                     CLASS C
                                                --------------------------------------------------
                                                 FOR THE SIX
                                                MONTHS ENDED
                                                 FEBRUARY 28,      FOR THE YEARS ENDED AUGUST 31,
                                                    2005           -------------------------------
                                                 (UNAUDITED)           2004              2003
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                           $       25.21      $       22.46     $       20.38
Net investment income (loss)                             0.16@              0.10@             0.02@
Net realized and unrealized
  gains (losses) from
  investment activites                                   1.91               2.67              2.06
Net increase (decrease) from
  operations                                             2.07               2.77              2.08
Dividends from net
  investment income                                     (0.28)             (0.02)               --
Distributions from net
  realized gains from
  investment activities                                    --                 --                --
Total dividends and distributions                       (0.28)             (0.02)               --
NET ASSET VALUE,
  END OF PERIOD                                 $       27.00      $       25.21     $       22.46
TOTAL INVESTMENT RETURN(1)                               8.21%             12.35%            10.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)                             $     306,711      $     333,765     $     458,117
Expenses to average net assets,
  net of fee waivers by advisor(2)                       1.65%*             1.67%             1.72%
Expenses to average net assets,
  before fee waivers by advisor(2)                       1.68%*             1.69%             1.72%
Net investment income (loss)
  to average net assets,
  net of fee waivers by advisor(2)                       1.26%*             0.42%             0.10%
Net investment income (loss)
  to average net assets, before
  fee waivers by advisor(2)                              1.23%*             0.40%             0.10%
Portfolio turnover                                         30%               128%                2%

                                                                     CLASS C
                                                --------------------------------------------------
                                                          FOR THE YEARS ENDED AUGUST 31,
                                                --------------------------------------------------
                                                    2002               2001              2000
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                           $       25.42     $        35.14     $       31.60
Net investment income (loss)                            (0.05)@             0.11@             0.34@
Net realized and unrealized
  gains (losses) from
  investment activites                                  (4.85)             (6.40)             3.90
Net increase (decrease) from
  operations                                            (4.90)             (6.29)             4.24
Dividends from net
  investment income                                        --              (0.52)               --
Distributions from net
  realized gains from
  investment activities                                 (0.14)             (2.91)            (0.70)
Total dividends and distributions                       (0.14)             (3.43)            (0.70)
NET ASSET VALUE,
  END OF PERIOD                                 $       20.38     $        25.42     $       35.14
TOTAL INVESTMENT RETURN(1)                             (19.39)%           (19.53)%           13.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)                             $     538,109     $      790,704     $     868,545
Expenses to average net assets,
  net of fee waivers by advisor(2)                       1.63%              1.60%             1.60%
Expenses to average net assets,
  before fee waivers by advisor(2)                       1.63%              1.61%             1.60%
Net investment income (loss)
  to average net assets,
  net of fee waivers by advisor(2)                      (0.20)%             0.38%             1.01%
Net investment income (loss)
  to average net assets, before
  fee waivers by advisor(2)                             (0.20)%             0.37%             1.01%
Portfolio turnover                                          5%                38%              122%

*    Annualized.
@    Calculated using the average month-end shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) During the years ended August 31, 2003 and August 31, 2002, UBS Global AM did not waive any advisory and administration fees. During the year ended August 31, 2000, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver were the same since the fee waiver represents less than 0.005%.

                                                                      CLASS Y
                                                -------------------------------------------------
                                                 FOR THE SIX
                                                MONTHS ENDED
                                                FEBRUARY 28,        FOR THE YEARS ENDED AUGUST 31,
                                                    2005           -------------------------------
                                                 (UNAUDITED)           2004              2003
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                           $       26.19      $       23.33     $       21.07
Net investment income (loss)                             0.32@              0.39@             0.25@
Net realized and unrealized
  gains (losses) from
  investment activites                                   1.99               2.76              2.13
Net increase (decrease) from
  operations                                             2.31               3.15              2.38
Dividends from net
  investment income                                     (0.61)             (0.29)            (0.12)
Distributions from net
  realized gains from
  investment activities                                    --                 --                --
Total dividends and distributions                       (0.61)             (0.29)            (0.12)
NET ASSET VALUE,
  END OF PERIOD                                 $       27.89      $       26.19     $       23.33
TOTAL INVESTMENT RETURN(1)                               8.82%             13.58%            11.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)                             $     124,982      $     123,727     $     137,401
Expenses to average net assets,
  net of fee waivers by advisor(2)                       0.55%*             0.58%             0.63%
Expenses to average net assets,
  before fee waivers by advisor(2)                       0.58%*             0.60%             0.63%
Net investment income (loss)
  to average net assets,
  net of fee waivers by advisor(2)                       2.36%*             1.53%             1.19%
Net investment income (loss)
  to average net assets, before
  fee waivers by advisor(2)                              2.33%*             1.51%             1.19%
Portfolio turnover                                         30%               128%                2%

                                                                    CLASS Y
                                                -------------------------------------------------
                                                          FOR THE YEARS ENDED AUGUST 31,
                                                -------------------------------------------------
                                                    2002               2001             2000
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                           $       26.05     $       35.92     $       31.99
Net investment income (loss)                             0.21@             0.41@             0.71@
Net realized and unrealized
  gains (losses) from
  investment activites                                  (5.00)            (6.50)             3.95
Net increase (decrease) from
  operations                                            (4.79)            (6.09)             4.66
Dividends from net
  investment income                                     (0.05)            (0.87)            (0.03)
Distributions from net
  realized gains from
  investment activities                                 (0.14)            (2.91)            (0.70)
Total dividends and distributions                       (0.19)            (3.78)            (0.73)
NET ASSET VALUE,
  END OF PERIOD                                 $       21.07     $       26.05     $       35.92
TOTAL INVESTMENT RETURN(1)                             (18.54)%          (18.63)%           14.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)                             $     149,653     $     211,520     $     199,095
Expenses to average net assets,
  net of fee waivers by advisor(2)                       0.58%             0.56%             0.56%
Expenses to average net assets,
  before fee waivers by advisor(2)                       0.58%             0.57%             0.56%
Net investment income (loss)
  to average net assets,
  net of fee waivers by advisor(2)                       0.85%             1.36%             2.09%
Net investment income (loss)
  to average net assets, before
  fee waivers by advisor(2)                              0.85%             1.35%             2.09%
Portfolio turnover                                          5%               38%              122%

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GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies, procedures and voting records, without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's website www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's website (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

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TRUSTEES

Richard Q. Armstrong               Meyer Feldberg
CHAIRMAN                           Carl W. Schafer
                                   William D. White
Margo N. Alexander
David J. Beaubien
Richard R. Burt

PRINCIPAL OFFICERS
Joseph A. Varnas                   Thomas Disbrow
PRESIDENT                          VICE PRESIDENT AND TREASURER

Mark F. Kemper                     W. Douglas Beck
VICE PRESIDENT AND SECRETARY       VICE PRESIDENT

INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2005 UBS Global Asset Management (US) Inc.
    All rights reserved.

[UBS LOGO]                                                        Presorted
                                                                  Standard
                                                                 US Postage
                                                                    PAID
                                                                Smithtown, NY
UBS GLOBAL ASSET MANAGEMENT (US) INC.                             Permit 700
51 West 52nd Street
New York, NY 10019-6114

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:   /s/ Joseph A. Varnas
      ---------------------
      Joseph A. Varnas
      President

Date: May 5, 2005
      -----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Joseph A. Varnas
      ---------------------
      Joseph A. Varnas
      President

Date: May 5, 2005
      -----------

By:   /s/ Thomas Disbrow
      ------------------
      Thomas Disbrow
      Treasurer

Date: May 5, 2005
      -----------